UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	26 Main Street
		Chatham, NJ  07928

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Lawrence P. O'Friel
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Lawrence P. O'Friel		Chatham, New Jersey		11/14/2007
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 42
Form 13F Information Table Value Total: 3,009,190,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
ABB Ltd						SPONSORED ADR		000375204	6,558 		250,000 	x				 				250,000
Alcatel-Lucent	S				PONSORED ADR		013904305	1,018 		100,000 	x				 				100,000
Alliance Data Systems Corp			COM			018581108	5,731 		74,000 		x				 				74,000
Alltel Corp					COM			020039103	9,692 		139,100 	x				 				139,100
American Int'l Group Inc			COM			026874107	67,650 		1,000,000 	x				 				1,000,000
Applied Mals Inc				COM			038222105	158,406 	7,652,449 	x				 				7,652,449
Archstone Smith Tr				COM			039583109	12,028 		200,000 	x				 				200,000
Bausch & Lomb Inc				COM			071707103	8,198 		128,100 	x				 				128,100
Ceridian Corp New				COM			156779100	7,810 		224,821 	x				 				224,821
Cisco Sys Inc					COM			17275R102	770,270 	23,250,000 	x				 				23,250,000
Clear Channel Communications			COM			184502102	28,687 		766,200 	x				 				766,200
Commercial Veh Group Inc			COM			202608105	1,151 		89,718 		x				 				89,718
Crown Castle Intl Corp				COM			228227104	45,709 		1,125,000 	x				 				1,125,000
Daimlerchrysler AG				ORD			D1668R123	274,014 	2,720,010 	x				 				2,720,010
Dobson Communications Corp			CL A			256069105	19,338 		1,512,000 	x				 				1,512,000
Ericsson L M TEL CO				ADR B SEK 10		294821608	13,234 		332,500 	x				 				332,500
Ford Mtr Co Del					CALL			345370900	300 		20,000 		x				 				20,000
Ford Mtr Co Del					COM PAR $0.01		345370860	29,715 		3,500,000 	x				 				3,500,000
Freeport-McMoRan Copper & Go			COM			35671D857	1,049 		10,000 		x				 				10,000
General Electric Co				COM			369604103	411,880 	9,948,800 	x				 				9,948,800
Goodyear Tire & Rubr Co				COM			382550101	128,306 	4,219,200 	x				 				4,219,200
Harrahs Entmt Inc				COM			413619107	31,147 		358,300 	x				 				358,300
Hilton Hotels Corp				COM			432848109	21,664 		466,000 	x				 				466,000
Juniper Networks Inc				COM			48203R104	56,746 		1,550,000 	x				 				1,550,000
Levitt Corp					CL A			52742P108	104 		51,811 		x				 				51,811
LSI Logic Corp					COM			502161102	3,244 		437,160 	x				 				437,160
Lyondell Chemical Co				COM			552078107	3,476 		75,000 		x				 				75,000
Microsoft Corp					COM			594918104	73,650 		2,500,000 	x				 				2,500,000
Mirant Corp New					COM			60467R100	4,068 		100,000 	x				 				100,000
Nucor Corp					COM			670346105	2,518 		42,339 		x				 				42,339
Oracle Corp					COM			68389X105	550,598 	25,431,800 	x				 				25,431,800
PHH Corp					COM NEW			693320202	79,244 		3,015,381 	x				 				3,015,381
Qimonda AG					SPONSORED ADR		746904101	6,389 		565,400 	x				 				565,400
QUALCOMM Inc					COM			747525103	2,113 		50,000 		x				 				50,000
RTI Intl Metals Inc				COM			74973W107	1,982 		25,000 		x				 				25,000
SBA Communications Corp 			COM			78388J106	18,522 		525,000 	x				 				525,000
SLM Corporation					COM			78442P106	8,707 		175,300 	x				 				175,300
Sterlite Inds India Ltd				ADS			859737207	9,000 		486,500 	x				 				486,500
TXU Corp					COM			873168108	34,235 		500,000 	x				 				500,000
Tyco Intl Ltd Bermuda				SHS			G9143X208	1,441 		32,500 		x				 				32,500
United Technologies Corp			COM			913017109	99,546 		1,236,900 	x				 				1,236,900
Virgin Media Inc				*W EXP 99/99/999	92769L119	52 		237,059 	x				 				237,059


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